Commitments and contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Commitments and contingencies

13. Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of June 30, 2014, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	5,909,797
July 1, 2015 - June 30, 2016	4,271,109
July 1, 2016 - June 30, 2017	1,269,626
July 1, 2017 - June 30, 2018	343,120
July 1, 2018 and thereafter	51,993

Total	11,845,645

Capital lease commitments

The Group leases a corporate aircraft under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of June 30, 2014, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	5,652,699
July 1, 2015 - June 30, 2016	5,652,699
July 1, 2016 - June 30, 2017	5,652,699
July 1, 2017 - June 30, 2018	5,652,699
July 1, 2018 and thereafter	16,958,099
Total minimum lease payments	39,568,895
Less interest	(11,791,086)
Capital lease obligations	27,777,809
Less current maturities of capital lease obligations	(2,720,702)
Long-term capital lease obligations	25,057,107

Other commitments

As of June 30, 2014, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2014 - June 30, 2015	583,292,260
July 1, 2015 - June 30, 2016	267,192,414
July 1, 2016 - June 30, 2017	112,746,078
July 1, 2017 - June 30, 2018	2,333,139
July 1, 2018 and thereafter	-

Total	965,563,891

Contingencies

As at June 30, 2014, the Group provided guarantees of US$1,302,186,191 (December 31, 2013: US$1,137,852,245), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group's properties where the underlying real estate ownership certificates can be provided to the banks only on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group's guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of the relevant real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In prior years, the Group has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. Out of the three projects, one project was liquidated on April 6, 2012 and the statute of limitations of another project expired as of December 31, 2013. The statute of limitations of the remaining project expired on April 27, 2014. Based on the above, there is no longer a contingency related to the LAT of the three projects settled in the prior years as of June 30, 2014.

       On May 30, 2014, the Modern City project developed by Henan Xinyuan Real Estate Co., Ltd., completed the LAT final settlement with the local tax bureau. The Company received a tax clearance certificate, which confirmed that the Company's accrual under the deemed profit method was adequate and there was no additional tax adjustments assessed by the local tax bureau as of May 30, 2014. Based on the above, management performed a reassessment and concluded that the likelihood of the deemed profit method being overturned is only reasonably possible, and accordingly reversed the LAT liability accrued for the project amounting to US$16.2 million as of June 30, 2014. The Group's estimate for the reasonably possible contingency related to the Modern City project amounted to US$16.2 million as of June 30, 2014.